Repurchase of Shares (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Nov. 30, 2012 2012 Plan [Member]	Sep. 30, 2012 2012 Plan [Member]	Feb. 28, 2011 2011 Plan [Member]	Sep. 30, 2012 2011 Plan [Member]	Sep. 30, 2011 2011 Plan [Member]	Apr. 30, 2010 2010 Plan [Member]	Sep. 30, 2012 2010 Plan [Member]
Repurchase of Shares (Textual) [Abstract]
Repurchase of outstanding ordinary shares	In November 2012, the Company’s board of directors adopted a share repurchase plan authorizing the repurchase of up to $500,000 of company's outstanding ordinary shares		In February 2011, the Company’s board of directors adopted a share repurchase plan authorizing the repurchase of up to $1,000,000 of the Company’s outstanding ordinary shares over the following 24 months.			In April 2010, the Company’s board of directors authorized a share repurchase plan allowing the repurchase of up to $700,000 of its outstanding ordinary shares over the following 12 months.
Period of outstanding ordinary shares (in months)				24 months			12 months
Share Repurchase Program, Authorized Amount	$ 500,000		$ 1,000,000			$ 700,000
Repurchase of shares, Shares		16,288			21,866
Average price at which ordinary shares are repurchased		$ 29.74			$ 28.53
Remaining authority to repurchase outstanding ordinary shares				$ 202,776